                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                 811-3850

Exact name of registrant as specified in charter:   Delaware Group Tax Free Fund

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            August 31

Date of reporting period:                           May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DELAWARE TAX-FREE INSURED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS- 94.26%
Airport Revenue Bonds - 2.60%
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (FGIC) (AMT)            $1,500,000         $ 1,598,640
                                                                                                                         -----------
                                                                                                                           1,598,640
                                                                                                                         -----------
City General Obligation Bonds - 5.91%
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)                                     1,250,000           1,415,838
Powell, Ohio 5.50% 12/1/32 (FGIC)                                                                      2,000,000           2,224,220
                                                                                                                         -----------
                                                                                                                           3,640,058
                                                                                                                         -----------
Continuing Care/Retirement Revenue Bonds - 2.16%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34              1,275,000           1,333,025
                                                                                                                         -----------
                                                                                                                           1,333,025
                                                                                                                         -----------
Corporate-Backed Revenue Bonds - 1.30%
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project)
   5.10% 1/15/17 (AMT)                                                                                   750,000             798,668
                                                                                                                         -----------
                                                                                                                             798,668
                                                                                                                         -----------
Dedicated Tax & Fees Revenue Bonds - 7.19%
Louisiana State Gas & Fuels Series A 5.00% 5/1/35 (FGIC)                                               1,000,000           1,063,890
New Jersey Economic Development Authority (Cigarette Tax) 5.50% 6/15/31                                1,000,000           1,054,200
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             1,000,000           1,103,850
Tampa, Florida Sports Authority Revenue (Tampa Bay Arena Project) Sales Tax
   5.75% 10/1/20 (MBIA)                                                                                1,000,000           1,208,700
                                                                                                                         -----------
                                                                                                                           4,430,640
                                                                                                                         -----------
Higher Education Revenue Bonds - 13.19%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF Faculty
   Student Housing) Series A 5.75% 8/1/30 (AMBAC)                                                      1,300,000           1,455,531
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement Funding - University Center Project) 6.25% 5/1/34                                       1,000,000           1,034,440
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
   Pharmacy Project) Series C 5.75% 7/1/33                                                               500,000             534,615
Massachusetts State Industrial Finance Agency Revenue Higher Education (Clark
   University Project) 6.10% 7/1/16                                                                    1,250,000           1,303,500
New York State Dormitory Authority Revenue (Fashion Institute Student Housing Corp.)
   5.00% 7/1/13 (FGIC)                                                                                 1,000,000           1,110,360
Oregon State Facilities Authority Revenue (College Independent Student Housing Project)
   Series A 5.25% 7/1/30 (XLCA)                                                                        1,000,000           1,085,980
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University)
   5.375% 7/15/29                                                                                      1,000,000           1,059,280
University of Central Florida Athletics Association Certificates of Participation Series A
   5.25% 10/1/34 (FGIC)                                                                                  500,000             541,970
                                                                                                                         -----------
                                                                                                                           8,125,676
                                                                                                                         -----------
Hospital Revenue Bonds - 3.51%
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
   Project) Series A 5.25% 11/1/27 (FSA)                                                               1,000,000           1,086,610
Knox County, Tennessee Health Educational & Housing Facilities Board Hospital
   Revenue (East Tennessee Hospital Project) Series B 5.75% 7/1/33                                     1,000,000           1,072,330
                                                                                                                         -----------
                                                                                                                           2,158,940
                                                                                                                         -----------
Investor Owned Utilities Revenue Bonds - 7.65%
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co.
   Project) Series K 6.05% 12/1/24 (AMBAC)                                                             3,000,000           3,374,970
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
   6.375% 11/2/29 (AMT)                                                                                  750,000             803,273
South Carolina Jobs Economic Development Authority Industrial Revenue (South
   Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                             500,000             536,430
                                                                                                                         -----------
                                                                                                                           4,714,673
                                                                                                                         -----------
Multifamily Housing Revenue Bonds - 10.13%
Franklin County, Ohio Multi Family Revenue (Alger Green) Series A
   5.80% 5/20/44 (GNMA) (AMT)                                                                          1,150,000           1,215,573
Illinois Development Finance Authority Revenue Series A 5.80% 7/1/28 (MBIA)                            2,790,000           2,902,911
Illinois Housing Development Authority Multi Family Revenue (Crystal Lake
Preservation) Series A-1 5.80% 12/20/41 (GNMA)                                                         2,000,000           2,122,820
                                                                                                                         -----------
                                                                                                                           6,241,304
                                                                                                                         -----------
Municipal Lease Revenue Bonds - 6.54%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                                                            1,000,000           1,121,400
Golden State, California Tobacco Securitization Corporation Settlement Revenue
   Series B 5.50% 6/1/43                                                                               1,000,000           1,073,160

Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
   Revenue Series A 5.25% 12/15/23 (FSA)                                                                 700,000             768,320
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
   Landing Project) Series A 5.50% 12/1/24                                                             1,000,000           1,062,690
                                                                                                                         -----------
                                                                                                                           4,025,570
                                                                                                                         -----------
Political Subdivision General Obligation Bonds - 0.99%
St. Clair County, Michigan 5.00% 4/1/21 (AMBAC)                                                          565,000             609,064
                                                                                                                         -----------
                                                                                                                             609,064
                                                                                                                         -----------
ss.Pre-Refunded Bonds - 4.74%
Michigan State Hospital Finance Authority Revenue (Genesys Health Systems)
   Series A 7.50% 10/1/27-05                                                                           1,500,000           1,523,190
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)                                             1,250,000           1,396,950
                                                                                                                         -----------
                                                                                                                           2,920,140
                                                                                                                         -----------
School District General Obligation Bonds - 6.04%
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
   Construction & Improvement 5.625% 12/1/25 (FSA)                                                     1,000,000           1,098,140
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                      490,000             526,657
Pomona, California United School District Series A 6.55% 8/1/29 (MBIA)                                 1,000,000           1,335,110
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                              700,000             757,596
                                                                                                                         -----------
                                                                                                                           3,717,503
                                                                                                                         -----------
Single Family Housing Revenue Bonds - 1.18%
New Mexico Mortgage Finance Authority Single Family Mortgage Program Series C
   6.20% 7/1/26 (GNMA) (FNMA)                                                                            710,000             725,017
                                                                                                                         -----------
                                                                                                                             725,017
                                                                                                                         -----------
Territorial General Obligation Bonds - 1.93%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               1,000,000           1,187,060
                                                                                                                         -----------
                                                                                                                           1,187,060
                                                                                                                         -----------
Territorial Revenue Bonds - 7.58%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series E
   5.50% 7/1/19 (FSA)                                                                                  3,000,000           3,568,440
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J
   5.00% 7/1/12 (AMBAC)                                                                                1,000,000           1,099,610
                                                                                                                         -----------
                                                                                                                           4,668,050
                                                                                                                         -----------
Turnpike/Toll Road Revenue Bonds - 2.75%
New Jersey State Highway Authority Garden State Parkway General Revenue
   5.50% 1/1/16 (FGIC)                                                                                 1,000,000           1,164,520
Pennsylvania State Turnpike Commission Series A 5.00% 12/1/34 (AMBAC)                                    500,000             531,675
                                                                                                                         -----------
                                                                                                                           1,696,195
                                                                                                                         -----------
Water & Sewer Revenue Bonds - 8.87%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                       1,000,000           1,089,670
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             1,000,000           1,092,030
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                   1,000,000           1,093,460
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                       1,000,000           1,086,620
Green Bay, Wisconsin Water Systems Revenue Refunding and Improvements Bonds
   5.25% 11/1/22 (FSA)                                                                                 1,000,000           1,101,780
                                                                                                                         -----------
                                                                                                                           5,463,560
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS (COST $54,000,285)                                                                                  58,053,783
                                                                                                                         ===========

SHORT-TERM INVESTMENTS - 3.25%
oVariable Rate Demand Notes- 3.25%
Michigan State South Central Power Agency Supply System Revenue 2.97% 6/1/05 (AMBAC)                   1,000,000           1,000,000
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (Newcourtland Elder Services
   Project) 2.90% 5/26/05                                                                              1,000,000           1,000,000
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,000,000)                                                                             2,000,000
                                                                                                                         ===========
TOTAL MARKET VALUE OF SECURITIES - 97.51%
   (cost $56,000,285)                                                                                                     60,053,783
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.49%                                                        1,530,602
                                                                                                                         -----------
NET ASSETS APPLICABLE TO 5,467,981 SHARES OUTSTANDING - 100.00%                                                          $61,584,385
                                                                                                                         ===========

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
XLCA - Insured by XL Capital Assurance

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
  oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Funds - Delaware Tax-Free Insured Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments              $56,000,285
                                           -----------
Aggregate unrealized appreciation            4,053,498
Aggregate unrealized depreciation                   --
                                           -----------
Net unrealized appreciation                $ 4,053,498
                                          ------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $4,631 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2008.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in a escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

DELAWARE TAX-FREE USA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 96.36%
Airline Revenue Bonds - 0.72%
Minneapolis/St. Paul, Minnesota Metropolitan Airports Commission Special
   Facilities Revenue (Northwest Airlines, Inc. Project) Series A 7.00% 4/1/25 (AMT)                  $1,300,000        $  1,223,209
Tulsa, Oklahoma Municipal Airport Trust Revenue (American Airlines Corp.) 7.35% 12/1/11                2,250,000           2,222,123
                                                                                                                        ------------
                                                                                                                           3,445,332
                                                                                                                        ------------
Airport Revenue Bonds - 1.67%
Capital Trust Agency Florida Revenue
   (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)                                      2,500,000           2,527,375
   (Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)                                              2,395,000           2,418,351
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)                 920,000             963,314
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)                2,000,000           2,078,940
                                                                                                                        ------------
                                                                                                                           7,987,980
                                                                                                                        ------------
City General Obligation Bonds - 4.57%
New York City, New York
   Series H 6.125% 8/1/25                                                                              4,245,000           4,529,882
   Series I 5.125% 3/1/23                                                                              5,875,000           6,236,959
   Series J 5.25% 6/1/28                                                                               5,400,000           5,814,180
   Series O 5.00% 6/1/33                                                                               5,000,000           5,265,850
                                                                                                                        ------------
                                                                                                                          21,846,871
                                                                                                                        ------------

CONTINUING CARE/RETIREMENT REVENUE BONDS - 1.69%
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34              3,000,000           3,136,530
Delaware County, Pennsylvania Industrial Development Authority Revenue Care Institute
   (Main Line & Haverford Nursing and Rehabilitation Center) 9.00% 8/1/31                              1,777,611           1,706,738
Gainesville & Hall County, Georgia Development Authority Revenue (Lanier Village
   Estates Project) Series C 7.25% 11/15/29                                                            1,000,000           1,117,630
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities)
   Series A 6.625% 8/15/30                                                                             2,000,000           2,135,060
                                                                                                                        ------------
                                                                                                                           8,095,958
                                                                                                                        ------------
Corporate-Backed Revenue Bonds - 4.44%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
   Project) 6.375% 4/1/21 (AMT)                                                                        2,000,000           2,092,260
Ashland, Kentucky Sewer & Solid Waste Revenue (Ashland, Inc. Project) 7.125% 2/1/22 (AMT)              5,000,000           5,240,000
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                    1,695,000           1,717,052
++Columbus, Kansas Industrial Revenue (ACE Electrical Acquisition) 7.00% 8/1/17 (AMT)                    800,000             228,000
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project)
   5.10% 1/15/17 (AMT)                                                                                 2,000,000           2,129,780
Phenix City, Alabama Industrial Development Board Environmental Improvement
   Revenue (Mead Westvaco Corporation Project) Series A 6.35% 5/15/35 (AMT)                            3,000,000           3,252,240
Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
   Authority Revenue (PepsiCo Inc. Project) 6.25% 11/15/13                                             1,250,000           1,310,500
Richmond County, Georgia Development Authority Environmental Improvement
   Revenue (International Paper Co.) Series B 5.95% 11/15/25 (AMT)                                     5,000,000           5,268,950
                                                                                                                        ------------
                                                                                                                          21,238,782
                                                                                                                        ------------
Dedicated Tax & Fees Revenue Bonds - 6.64%
Bi-State Development Agency Illinois-Missouri Metropolitan District (Metrolink Cross County Project)
   Series B 5.00% 10/1/32 (FSA)                                                                        1,000,000           1,056,790
Louisiana Gas & Fuels Tax Revenue Series A 5.00% 5/1/35 (FGIC)                                         7,500,000           7,979,175
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34                        2,000,000           2,143,260
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31                           5,000,000           5,264,600
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             7,000,000           7,726,950
Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Series A
   5.50% 12/15/26 (MBIA)                                                                               5,500,000           6,542,525
Truth or Consequences, New Mexico Gross Receipts Tax Revenue 6.30% 7/1/16                              1,000,000           1,024,910
                                                                                                                        ------------
                                                                                                                          31,738,210
                                                                                                                        ------------
Escrowed to Maturity Bonds - 8.48%
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc.)
   8.00% 5/15/12                                                                                       5,555,000           6,538,735
New Jersey State Highway Authority Garden State Parkway General Refunding
   (Senior Parkway)
   5.50% 1/1/14 (FGIC)                                                                                 5,251,820           5,753,750
   5.50% 1/1/15 (FGIC)                                                                                 7,310,000           8,455,916
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22                                 13,535,000          16,953,129
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18                                 2,200,000           2,852,784
                                                                                                                        ------------
                                                                                                                          40,554,314
                                                                                                                        ------------
Higher Education Revenue Bonds - 9.12%
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
   Series A 5.125% 10/1/35                                                                             3,500,000           3,513,685

Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement Fund-University Center Project) 6.25% 5/1/30                                            5,000,000           5,410,650
Maryland State Economic Development Corporation, Student Housing Revenue
   (University of Maryland College Park Project) 5.625% 6/1/35                                         1,125,000           1,174,061
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
   College Issue) Series C
   6.00% 10/1/17                                                                                       1,000,000           1,069,770
   6.125% 10/1/29                                                                                      1,000,000           1,060,010
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia
   College & State University Foundation) 6.00% 9/1/33                                                 1,000,000           1,090,450
New Hampshire Higher Educational & Health Facilities Authority Revenue (New
   Hampton School Issue) 5.375% 10/1/28                                                                3,070,000           2,996,013
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of
   Technology) Series B 5.25% 7/1/24                                                                   2,085,000           2,206,034
&New York State Dormitory Authority Revenues (Drivers-107) Inverse Floater
   6.186% 5/15/15 (MBIA)                                                                              20,000,000          24,029,800
Vermont University & State Agriculture College 5.125% 10/1/37 (AMBAC)                                  1,000,000           1,058,650
                                                                                                                        ------------
                                                                                                                          43,609,123
                                                                                                                        ------------
Hospital Revenue Bonds - 11.51%
Akron Bath Copley, Ohio Joint Township Hospital District Revenue (Summa Health
   System) Series A 5.25% 11/15/31 (RADIAN)                                                            3,000,000           3,190,680
Cando, North Dakota Nursing Facility Revenue (Towner County Medical Center Project)
   7.125% 8/1/22                                                                                       1,000,000           1,011,860
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
   Center) Series A 6.125% 1/1/24                                                                      1,000,000           1,099,100
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29                  7,500,000           8,084,849
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
   (Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33                                     5,825,000           6,095,804
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
   Project) Series A 5.25% 11/1/27 (FSA)                                                               2,355,000           2,558,967
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours
   Health System Inc.) Series A 5.60% 11/15/30                                                         3,140,000           3,334,586
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project)
   5.625% 1/1/28                                                                                       2,000,000           2,123,980
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)
   Series B 5.50% 5/15/32                                                                              1,500,000           1,584,450
Michigan State Hospital Finance Authority Revenue
   (Ascension Health Credit Group) Series B 5.25% 11/15/26                                             3,500,000           3,727,185
   (Oakwood Obligation Group) Series A 5.75% 4/1/32                                                    2,500,000           2,677,800
   (Trinity Health Credit) Series C 5.375% 12/1/30                                                     6,000,000           6,368,339
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health
   System) 5.25% 10/1/22                                                                               3,000,000           3,272,430
New York State Dormitory Authority (Catholic Health Services of Long Island-
   St. Francis Hospital Project) 5.10% 7/1/34                                                          2,500,000           2,573,150
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
   Project) 5.125% 11/1/34                                                                             1,250,000           1,317,238
Prince William County, Virginia Industrial Development Authority Hospital Revenue
   (Potomac Hospital Corp.) 5.35% 10/1/36                                                              1,750,000           1,857,170
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
   Florida Group) 5.25% 11/15/33                                                                       4,000,000           4,204,360
                                                                                                                        ------------
                                                                                                                          55,081,948
                                                                                                                        ------------
Investor Owned Utilities Revenue Bonds - 9.62%
Brazos, Texas River Authority Pollution Revenue (TXU Energy Co. Project) Series B
   6.30% 7/1/32 (AMT)                                                                                  3,500,000           3,788,820
Clark County, Nevada Industrial Development Revenue (Nevada Power Co. Project)
   Series C 7.20% 10/1/22                                                                              8,000,000           8,131,199
Midland County, Michigan Economic Development Subordinate Limited Obligation
   (Midland Cogeneration Project) Series A 6.875% 7/23/09 (AMT)                                        3,050,000           3,201,311
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
   Resources, Inc. Project) 5.90% 5/1/22                                                               3,000,000           3,053,490
Pennsylvania Economic Development Financing (Reliant Energy) Series B
   6.75% 12/1/36 (AMT)                                                                                 3,250,000           3,498,723
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project)
   6.375% 11/1/29 (AMT)                                                                                4,250,000           4,551,878
   6.625% 12/1/24                                                                                      4,500,000           4,600,665
Port Morrow, Oregon Pollution Control Revenue (Portland General Electric Co.) Series A
   5.20% 5/1/33                                                                                        2,000,000           2,102,140
Sabine, Texas River Authority Pollution Control Revenue (Southwestern Electric Power Co.)
   6.10% 4/1/18 (MBIA)                                                                                 4,000,000           4,173,200
Suffolk County, New York Industrial Agency Development Revenue (Keyspan-Port Jefferson
   Project) 5.25% 6/1/27 (AMT)                                                                         3,500,000           3,674,965
Sweetwater County, Wyoming Pollution Control Revenue (Idaho Power Co. Project)
   Series A 6.05% 7/15/26                                                                              5,000,000           5,225,149
                                                                                                                        ------------
                                                                                                                          46,001,540
                                                                                                                        ------------

Miscellaneous Revenue Bonds - 1.11%
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich
   Center Hotel/Conference Project) Series A
   5.000% 1/1/32                                                                                       1,500,000           1,497,750
   5.125% 1/1/37                                                                                       1,500,000           1,504,440
Wisconsin Center District Tax Revenue (Junior Dedicated) 5.25% 12/15/23 (FSA)                          2,000,000           2,312,180
                                                                                                                        ------------
                                                                                                                           5,314,370
                                                                                                                        ------------
Multifamily Housing Revenue Bonds - 0.93%
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square)
   6.30% 8/1/38 (FHA) (AMT)                                                                            1,455,000           1,556,937
North Dakota State Housing Finance Agency Multifamily Revenue Series A
   6.15% 12/1/17 (FNMA)                                                                                1,300,000           1,335,854
Waukesha, Wisconsin Housing Authority (Westgrove Woods) Series A
   6.00% 12/1/31 (GNMA) (AMT)                                                                          1,500,000           1,547,385
                                                                                                                        ------------
                                                                                                                           4,440,176
                                                                                                                        ------------
Municipal Lease Revenue Bonds - 7.68%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
   Analyses) Series A 5.90% 10/1/30 (AMBAC)                                                            5,000,000           5,607,000
California State Public Works Board (Department of General Services-Butterfield)
   Series A 5.25% 6/1/30                                                                               2,750,000           2,974,483
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
   5.500% 6/1/43                                                                                       7,500,000           8,048,700
   5.625% 6/1/38                                                                                       7,500,000           8,179,950
Idaho State Building Authority Revenue Series A 5.00% 9/1/43 (XLCA)                                    1,000,000           1,048,010
Linn County, Kansas Certificates of Participation 7.25% 3/1/13 (AMT)                                     350,000             334,992
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
   Landing Project) Series A
   5.25% 12/1/19                                                                                       1,000,000           1,054,250
   5.50% 12/1/24                                                                                         980,000           1,041,436
   5.625% 12/1/28                                                                                      2,930,000           3,133,928
Philadelphia, Pennsylvania Redevelopment Authority Revenue Neighborhood Transformation
   Series C 5.00% 4/15/30 (FGIC)                                                                       5,000,000           5,293,350
                                                                                                                        ------------
                                                                                                                          36,716,099
                                                                                                                        ------------
ss.Pre-Refunded Bonds - 5.69%
Cudahy, Wisconsin Community Development Authority Lease Revenue 6.00% 6/1/11-06                        1,000,000           1,030,820
Michigan State Hospital Finance Authority Revenue (Genesys Health Systems) Series A
   7.50% 10/1/27-05                                                                                    8,130,000           8,255,689
   8.125% 10/1/21-05                                                                                   4,000,000           4,148,560
Mississippi Development Bank Special Obligation (Madison County Hospital Project)
   6.30% 7/1/22-09                                                                                     2,070,000           2,358,248
New York City, New York Series H 6.125% 8/1/25-07                                                        755,000             814,079
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
   (Collegiate Housing Foundation-Oklahoma State University) Series A 6.375% 6/1/30-11                 4,000,000           4,654,640
Puerto Rico Commonwealth 5.375% 7/1/21-07 (MBIA)                                                          50,000              53,268
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                  3,495,000           3,867,183
Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue
   5.80% 12/15/26-07 (MBIA)                                                                            1,000,000           1,059,770
Wisconsin Housing & Economic Development Authority Revenue 6.10% 6/1/21-17 (FHA)                         835,000             951,015
                                                                                                                        ------------
                                                                                                                          27,193,272
                                                                                                                        ------------
Public Utility District Revenue Bonds - 3.31%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
   Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)                                                   5,000,000           5,328,550
Richmond, Virginia Public Utilities Revenue Refunding 5.00% 1/15/27 (FSA)                             10,000,000          10,513,900
                                                                                                                        ------------
                                                                                                                          15,842,450
                                                                                                                        ------------
School District General Obligation Bonds - 0.50%
Lewisville, Texas Independent School District Permanent School Fund 6.15% 8/15/21                      2,160,000           2,400,667
                                                                                                                        ------------
                                                                                                                           2,400,667
                                                                                                                        ------------
Single Family Housing Revenue Bonds - 0.38%
New Mexico Mortgage Finance Authority
   Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)                                                         345,000             346,863
   Series E 6.95% 1/1/26 (GNMA) (FNMA)                                                                   335,000             342,481
North Dakota State Housing Finance Agency Revenue
   Series A 6.30% 7/1/16 (AMT)                                                                           510,000             526,795
   Series B 6.25% 1/1/17 (AMT)                                                                           310,000             310,725
Santa Fe, New Mexico Single Family Mortgage Revenue
   Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)                                                          215,000             216,982
Utah State Housing Finance Agency Single Family Mortgage Series A-2
   7.20% 1/1/27 (FHA) (VA) (AMT)                                                                          60,000              61,288
                                                                                                                        ------------
                                                                                                                           1,805,134
                                                                                                                        ------------
Tax Increment/Special Assessment Bonds - 0.22%
Midtown Miami, Florida Community Development District Special Assessment Revenue
   (Infrastructure Project) Series B 6.50% 5/1/37                                                      1,000,000           1,066,410
                                                                                                                        ------------
                                                                                                                           1,066,410
                                                                                                                        ------------

Territorial General Obligation Bonds - 1.99%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                               8,000,000           9,496,480
                                                                                                                        ------------
                                                                                                                           9,496,480
                                                                                                                        ------------
Territorial Revenue Bonds - 7.84%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G
   5.00% 7/1/42                                                                                        6,750,000           6,980,985
Puerto Rico Commonwealth Industrial Development Company General Purpose
   Revenues Series B 5.375% 7/1/16                                                                     1,000,000           1,060,410
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                     6,880,000           7,177,010
Puerto Rico Electric Power Authority Revenue Series II 5.25% 7/1/31                                    6,000,000           6,415,080
Puerto Rico Housing, Bank & Finance Agency Single Family Mortgage Revenue
   6.25% 4/1/29 (GNMA) (FNMA) (FHLMC) (AMT)                                                            1,240,000           1,272,389
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
   (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (MBIA)                               1,200,000           1,217,736
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33          12,000,000          12,849,359
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17                                 510,000             526,958
                                                                                                                        ------------
                                                                                                                          37,499,927
                                                                                                                        ------------
Turnpike/Toll Road Revenue Bonds - 3.01%
Ohio State Turnpike Commission Revenue Series A
   5.50% 2/15/24 (FGIC)                                                                                5,000,000           5,955,150
   5.50% 2/15/26 (FGIC)                                                                                2,590,000           3,114,889
Pennsylvania State Turnpike Commission Revenue Series A 5.00% 12/1/34 (AMBAC)                          5,000,000           5,316,750
                                                                                                                        ------------
                                                                                                                          14,386,789
                                                                                                                        ------------
Water & Sewer Revenue Bonds - 5.24%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/34 (FSA)                                             3,375,000           3,685,601
East Bay, California Municipal Utilities District Water System Revenue
   Series A 5.00% 6/1/35 (MBIA)                                                                        5,000,000           5,338,650
New York City, New York Municipal Water Finance Authority Water & Sewer System
   Revenue Series A 5.125% 6/15/34                                                                    12,125,000          12,779,507
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
   6.375% 7/1/39 (AMBAC) (AMT)                                                                         2,890,000           3,272,723
                                                                                                                        ------------
                                                                                                                          25,076,481
                                                                                                                        ------------
TOTAL MUNICIPAL BONDS (COST $423,623,273)                                                                                460,838,313
                                                                                                                        ============
SHORT-TERM INVESTMENTS - 2.72%
oVariable Rate Demand Notes- 2.72%
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese of
   Philadelphia) 2.90% 7/1/31                                                                         13,000,000          13,000,000
                                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,000,000)                                                                           13,000,000
                                                                                                                        ============

TOTAL MARKET VALUE OF SECURITIES - 99.08%
   (cost $436,623,273)                                                                                                   473,838,313
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.92%                                                        4,378,436
                                                                                                                        ------------
NET ASSETS APPLICABLE TO 40,785,644 SHARES OUTSTANDING - 100.00%                                                        $478,216,749
                                                                                                                        ============

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
  oVariable rate notes. The interest rate shown is the rate as of May 31, 2005. &An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2005. See Note 3 in "Notes."
 ++Non-income producing security. Security is currently in default.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Funds - Delaware Tax-Free USA Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                   $436,639,953
                                                ------------
Aggregate unrealized appreciation                 37,679,062
Aggregate unrealized depreciation                   (480,702)
                                                ------------
Net unrealized appreciation                     $ 37,198,360
                                                ------------

For federal income tax purposes, at August 31, 2004, $10,791,339 in capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $10,791,021 expires in 2008 and $318 expires in 2009.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

DELAWARE TAX-FREE USA INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2005

                                                                                                      PRINCIPAL         MARKET
                                                                                                      AMOUNT            VALUE
MUNICIPAL BONDS- 95.10%
Airport Revenue Bonds - 1.73%
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien
   Series A-2 5.75% 1/1/20 (FSA) (AMT)                                                                $1,000,000        $  1,123,340
Metropolitan, Washington D.C. Airport Authority Systems Series A
   5.50% 10/1/19 (FGIC) (AMT)                                                                          1,000,000           1,098,290
                                                                                                                        ------------
                                                                                                                           2,221,630
                                                                                                                        ------------
City General Obligation Bonds - 4.03%
Cleveland, Ohio 5.25% 12/1/23 (AMBAC)                                                                  1,185,000           1,310,492
New York City, New York
   Series G 5.25% 8/1/15                                                                               1,000,000           1,101,740
   Series J 5.50% 6/1/23                                                                               1,000,000           1,093,600
Powell, Ohio 5.50% 12/1/25 (FGIC)                                                                      1,500,000           1,668,165
                                                                                                                        ------------
                                                                                                                           5,173,997
                                                                                                                        ------------
CORPORATE-BACKED REVENUE BONDS - 6.77%
Alliance, Texas Airport Authority Special Facilities Revenue (Federal Express Corp.
   Project) 6.375% 4/1/21 (AMT)                                                                        1,000,000           1,046,130
Cartersville, Georgia Development Authority Waste & Wastewater Facilities Revenue
   (Anheuser Busch Project) 5.10% 2/1/12 (AMT)                                                           450,000             487,062
Dutchess County, New York Industrial Development Agency Amount 5.45% 12/1/09 (AMT)                     1,500,000           1,623,990
Indianapolis, Indiana Airport Authority Revenue (Federal Express Corp. Project)
   5.10% 1/15/17 (AMT)                                                                                   750,000             798,668
Michigan State Strategic Funding Limited Obligation Revenue (Detroit Edison Co.
   Project) Series A 5.50% 6/1/30 (XLCA) (AMT)                                                         1,000,000           1,083,580
Ohio State Air Quality Development Authority Revenue Environmental Improvement
   (USX Project) 5.00% 11/1/15                                                                         1,000,000           1,070,070
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
    (International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)                                      1,000,000           1,081,890
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America) Series A
   5.65% 6/1/37 (AMT)                                                                                    500,000             520,385
Toledo, Lucas County, Ohio Port Authority Development Revenue (Northwest Ohio
   Bond Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)                                        905,000             983,020
                                                                                                                        ------------
                                                                                                                           8,694,795
                                                                                                                        ------------
Dedicated Tax & Fees Revenue Bonds - 5.18%
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)                                           1,600,000           1,723,552
New Jersey Economic Development Authority (Cigarette Tax) 5.50% 6/15/31                                1,000,000           1,054,200
New York City Transitional Finance Authority Revenue Refunding - Future
   Tax Secured Series A 5.50% 11/1/26                                                                  1,000,000           1,119,070
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                             1,000,000           1,103,850
Wyoming State Loan & Investment Facilities Revenue 5.00% 10/1/24                                       1,550,000           1,651,618
                                                                                                                        ------------
                                                                                                                           6,652,290
                                                                                                                        ------------
Escrowed to Maturity Bonds - 0.17%
Metropolitan Pier & Exposition Authority Illinois Hospitality Facilities (McCormick Place
   Convention Center) 5.75% 7/1/06                                                                       215,000             218,178
                                                                                                                        ------------
                                                                                                                             218,178
                                                                                                                        ------------
Higher Education Revenue Bonds - 17.11%
Allegheny County, Pennsylvania Higher Education Building Authority University
   Revenue (Duquesne University) Series A 5.00% 3/1/16 (FGIC)                                          1,000,000           1,095,970
Chattanooga, Tennessee Health Educational & Housing Facilities Board
   Revenue (CDFI Phase I LLC Project) Series B 5.50% 10/1/20                                           1,300,000           1,312,661
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25 (RADIAN)                         1,000,000           1,113,730
Fulton County, Georgia Development Authority Revenue (Molecular Science Building
   Project) 5.25% 5/1/21 (MBIA)                                                                        1,000,000           1,102,010
Illinois Educational Facilities Authority Student Housing Revenue (Educational
   Advancement-University Center Project) 6.00% 5/1/22                                                   750,000             813,105
Indiana State Educational Facilities Authority Revenue 5.00% 10/1/34                                     500,000             510,780
Massachusetts State Health & Educational Facilities Authority Revenue (Nichols
   College Issue) Series C 6.125% 10/1/29                                                              1,000,000           1,060,010
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
   5.50% 12/1/19                                                                                         500,000             546,490
New Jersey State Educational Facilities Authority Revenue (Georgian Court College
   Project) Series C 6.50% 7/1/33                                                                        500,000             571,300
New York State Dormitory Authority Revenue
   (Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)                                                1,000,000           1,110,350
   (Fashion Institute Student Housing Corp.) 5.00% 7/1/13 (FGIC)                                       1,000,000           1,110,360
   (Long Island University) Series B 5.50% 9/1/20 (RADIAN)                                             1,000,000           1,097,090
Ohio State Higher Educational Facility Revenue
   (John Carroll University) 5.50% 11/15/18                                                              335,000             375,334
   (Kenyon College Project) 4.70% 7/1/37                                                               1,000,000           1,064,630

Ohio State University General Receipts Series B 5.25% 6/1/21                                           1,000,000           1,104,300
Oregon State Facilities Authority Revenue
   (College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)                          1,000,000           1,085,980
   (Linfield College Project) Series A 5.00% 10/1/25                                                     715,000             737,380
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
   (Geneva College Project) 6.125% 4/1/22                                                              1,000,000           1,078,450
Pennsylvania State Higher Educational Facilities Authority Revenue (Widener University)
   5.00% 7/15/26                                                                                         550,000             573,271
   5.00% 7/15/31                                                                                         750,000             775,560
Pennsylvania State University 5.00% 9/1/29                                                             1,000,000           1,068,160
South Carolina Educational Facilities Authority for Private Nonprofit Institutions
   (Southern Wesleyan University) 5.00% 3/1/20                                                         1,200,000           1,226,363
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)                                         250,000             271,393
University of Oklahoma Research Facilities 5.00% 3/1/23 (AMBAC)                                        1,065,000           1,139,337
                                                                                                                        ------------
                                                                                                                          21,944,014
                                                                                                                        ------------
Hospital Revenue Bonds - 12.02%
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical
   Center) Series A 6.125% 1/1/24                                                                      1,000,000           1,099,100
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A
   6.00% 1/1/21                                                                                        1,000,000           1,132,140
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
   Benedictine Health System (St. Mary's Hospital) 5.50% 2/15/23                                       1,000,000           1,074,660
Florence County, South Carolina Hospital Revenue (McLeod Regional Medical Center
   Project) Series A 5.25% 11/1/27 (FSA)                                                               1,000,000           1,086,610
Indiana Health Facility Financing Authority Hospital Revenue (Deaconess Hospital
   Obligation) Series A 5.375% 3/1/29 (AMBAC)                                                            700,000             761,796
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General
   Hospital Project) 5.75% 3/15/21                                                                     1,000,000           1,095,970
Maryland State Health & Higher Education Facilities Authority Revenue (Union Hospital of
   Cecil County) 5.625% 7/1/32                                                                           500,000             535,495
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit) Series C
   5.375% 12/1/23                                                                                        500,000             533,985
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
   5.75% 11/15/32                                                                                        500,000             538,385
Multnomah County, Oregon Hospital Facilities Authority Revenue (Providence Health
   System) 5.25% 10/1/22                                                                               1,000,000           1,090,810
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital) Series B
   5.60% 10/1/22                                                                                       1,000,000           1,071,440
North Texas Health Facilities Development Corporation Hospital Revenue (United
   Regional Health Care System, Inc. Project) 6.00% 9/1/23                                             1,000,000           1,099,810
Prince William County, Virginia Industrial Development Authority Hospital Revenue
   (Potomac Hospital Project) 5.20% 10/1/30                                                              545,000             571,896
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated
   Project) 5.625% 5/15/26                                                                             1,000,000           1,079,170
Terrebonne Parish, Louisiana Hospital Service District #1 Hospital Revenue (Terrebonne
   General Medical Center Project) 5.50% 4/1/33 (AMBAC)                                                1,500,000           1,646,084
Winchester, Virginia Industrial Development Authority Residential Care Facilities Revenue
   (Canterbury) Series A 5.20% 1/1/27                                                                  1,000,000           1,010,480
                                                                                                                        ------------
                                                                                                                          15,427,831
                                                                                                                        ------------
Investor Owned Utilities Revenue Bonds - 5.48%
Cambria County, Pennsylvania Industrial Development Authority Pollution Control
   Revenue (Pennsylvania Electric Co. Project) Series A 5.80% 11/1/20 (MBIA)                             500,000             515,695
Connecticut State Development Authority Pollution Control Revenue (Connecticut Light &
   Power Co.) 3.35% 5/1/31 (AMBAC) (AMT)                                                               1,300,000           1,287,221
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A
   5.20% 5/1/33                                                                                        1,005,000           1,056,325
Maricopa County, Arizona Pollution Control Corporation Revenue (El Paso Electric Co.
   Project) Series A 6.375% 8/1/15                                                                       750,000             754,290
Pennsylvania Economic Development Financing (Reliant Energy) Series B
   6.75% 12/1/36 (AMT)                                                                                   750,000             807,398
Sabine River Authority, Texas Pollution Control Revenue (TXU Electric Co. Project)
   Series A 5.50% 5/1/22                                                                               1,000,000           1,074,170
Saint Charles Parish, Louisiana Pollution Control Revenue (Entergy Louisiana Inc.)
   Series A 4.90% 6/1/30                                                                               1,000,000           1,001,700
South Carolina Jobs Economic Development Authority Industrial Revenue (South
   Carolina Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)                             500,000             536,430
                                                                                                                        ------------
                                                                                                                           7,033,229
                                                                                                                        ------------
Miscellaneous Revenue Bonds - 2.47%
Middlesex County, New Jersey Improvement Authority Revenue (Heldrich Center Hotel)
   Series A 5.00% 1/1/32                                                                               1,000,000             998,500

New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
   5.25% 6/1/22                                                                                        1,000,000           1,083,440
Oregon State Department Administrative Services Lottery Revenue Refunding Series A
   5.00% 4/1/18 (FSA)                                                                                  1,000,000           1,092,810
                                                                                                                        ------------
                                                                                                                           3,174,750
                                                                                                                        ------------
Municipal Lease Revenue Bonds - 4.25%
Albany, New York Industrial Development Agency Civic Facility Revenue (Charitable
   Leadership Project) Series A 5.75% 7/1/26                                                             500,000             522,125
California State Public Works Board Lease Revenue Department General Services
   (Butterfield Street) Series A 5.25% 6/1/25                                                          1,000,000           1,088,430
Golden State, California Tobacco Securitization Settlement Revenue Series B
   Series A 5.75% 6/1/23                                                                               1,000,000           1,068,400
Laurens County, South Carolina School District #55 (Installment Purchase Revenue)
   5.25% 12/1/24                                                                                       1,315,000           1,383,314
Middle River, Virginia Regional Jail Authority Facility Revenue 5.00% 5/15/20 (MBIA)                   1,285,000           1,397,515
                                                                                                                        ------------
                                                                                                                           5,459,784
                                                                                                                        ------------
Political Subdivision General Obligation Bonds - 2.58%
Lansing, Michigan Community College 5.00% 5/1/21 (MBIA)                                                1,325,000           1,419,221
Lunenburg County, Virginia Series B 5.25% 2/1/29 (MBIA)                                                  715,000             785,806
Middlesex County, New Jersey Improvement Authority Revenue (County Guaranteed
   Open Space Trust) 5.25% 9/15/20                                                                     1,000,000           1,110,480
                                                                                                                        ------------
                                                                                                                           3,315,507
                                                                                                                        ------------
Ports & Harbors Revenue Bonds - 0.43%
Virginia Port Authority Commonwealth Port Fund Revenue Resolution
   5.00% 7/1/12 (AMT)                                                                                    500,000             546,840
                                                                                                                        ------------
                                                                                                                             546,840
                                                                                                                        ------------
Power Authority Revenue Bonds - 1.75%
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
   Series B 5.50% 5/15/14                                                                              1,000,000           1,153,430
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (FSA)                     1,000,000           1,095,110
                                                                                                                        ------------
                                                                                                                           2,248,540
                                                                                                                        ------------
ss.Pre-Refunded Bonds - 3.24%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09                                     1,850,000           2,080,529
Pennsylvania State Higher Educational Facilities Authority College & University
   Revenue (Ursinus College Project) 5.90% 1/1/27-07                                                   1,000,000           1,064,780
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
   Revenue Series B 6.00% 7/1/26-05                                                                    1,000,000           1,012,660
                                                                                                                        ------------
                                                                                                                           4,157,969
                                                                                                                        ------------
Public Power Revenue Bonds - 0.59%
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)                                                750,000             757,658
                                                                                                                        ------------
                                                                                                                             757,658
                                                                                                                        ------------
Recreational Area Revenue Bonds - 0.84%
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)                                      1,000,000           1,083,090
                                                                                                                        ------------
                                                                                                                           1,083,090
                                                                                                                        ------------
School District General Obligation Bonds - 8.86%
Arlington, Texas Independent School District 5.00% 2/15/25                                             1,105,000           1,181,621
Bannock County, Idaho School District #025 (Pocatello Idaho School Board Guaranty
   Program) 5.00% 8/15/16                                                                              1,100,000           1,215,621
Belton, Missouri School District #124 Series B 5.25% 3/1/23                                            1,000,000           1,106,420
East Lansing, Michigan School District Series B 5.00% 5/1/30 (MBIA)                                    1,000,000           1,064,720
Kenowa Hills, Michigan Public Schools Refunding 5.00% 5/1/25 (FGIC)                                    1,000,000           1,074,810
Licking County, Ohio Joint Vocational School District Refunding 5.00% 12/1/19 (MBIA)                   1,000,000           1,086,170
Licking Heights, Ohio School District Refunding (School Facilities Construction & Improvements)
   Series A 5.00% 12/1/27 (MBIA)                                                                       1,275,000           1,367,819
Otsego, Michigan Public School District 5.00% 5/1/21 (FSA)                                             1,185,000           1,278,176
Salem-Keizer, Oregon School District #24J Refunding 5.00% 6/15/19 (FSA)                                1,145,000           1,245,153
South Redford, Michigan School District 5.00% 5/1/21 (FGIC)                                              700,000             757,596
                                                                                                                        ------------
                                                                                                                          11,378,106
                                                                                                                        ------------
School Districts Revenue Bonds - 0.87%
Anderson School Building 5.50% 7/15/25 (FSA)                                                           1,000,000           1,123,010
                                                                                                                        ------------
                                                                                                                           1,123,010
                                                                                                                        ------------
State General Obligation Bonds - 2.38%
California State 5.25% 11/1/17                                                                         1,000,000           1,105,330
California State Economic Recovery Series A 5.25% 7/1/14                                               1,000,000           1,131,390
Florida State Board Education Capital Outlay (Public Education) Series B 5.00% 6/1/10                    750,000             815,895
                                                                                                                        ------------
                                                                                                                           3,052,615
                                                                                                                        ------------
Tax Increment/Special Assessment Bonds - 2.43%
Allegheny County, Pennsylvania Redevelopment Authority Revenue (Pittsburgh Mills
   Project) 5.10% 7/1/14                                                                                 265,000             276,920
Portland, Oregon Urban Renewal & Redevelopment Interstate Corridor Series A
   5.25% 6/15/20 (FGIC)                                                                                1,000,000           1,113,440
Richmond Heights, Missouri Tax Increment & Transportation Sales Tax Revenue (Francis
   PL Redevelopment Project) 5.625% 11/1/25                                                            1,200,000           1,217,772
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
   (Shoppes at North Village Project) 5.10% 11/1/19                                                      500,000             506,055
                                                                                                                        ------------
                                                                                                                           3,114,187
                                                                                                                        ------------

Territorial General Obligation Bonds - 2.65%
Puerto Rico Commonwealth Series A 5.00% 7/1/12                                                         1,000,000          1,069,710
Puerto Rico Commonwealth Improvement Series A 5.25% 7/1/23                                             1,125,000          1,218,701
oPuerto Rico Public Finance Corporation Commonwealth Appropriation Series A (LOC,
   Puerto Rico Government Bank) 5.75% 8/1/27                                                           1,000,000          1,109,240
                                                                                                                       ------------
                                                                                                                          3,397,651
                                                                                                                       ------------
Territorial Revenue Bonds - 3.89%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
   5.50% 7/1/21                                                                                        1,000,000          1,112,460
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00% 7/1/13 (CIFG)                       1,000,000          1,110,360
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series J
   5.00% 7/1/28                                                                                        1,000,000          1,069,710
Puerto Rico Public Finance Corporate Series A 5.25% 8/1/29 (MBIA)                                        620,000            689,285
University of Puerto Rico Revenue Series M 5.50% 6/1/15 (MBIA)                                         1,000,000          1,016,990
                                                                                                                       ------------
                                                                                                                          4,998,805
                                                                                                                       ------------
Transportation Revenue Bonds - 0.87%
Colorado Department Transportation Revenue (Anticipation Notes) Series B
   5.00% 12/15/14 (FGIC)                                                                               1,000,000          1,118,770
                                                                                                                       ------------
                                                                                                                          1,118,770
                                                                                                                       ------------
Turnpike/Toll Road Revenue Bonds - 1.07%
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)                          1,230,000          1,367,477
                                                                                                                       ------------
                                                                                                                          1,367,477
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 3.44%
Atlanta, Georgia Water & Waste Water Revenue 5.00% 11/1/18 (FSA)                                       1,000,000          1,089,670
Clovis, California Public Financing Authority Wastewater Revenue 5.25% 8/1/30 (MBIA)                   1,000,000          1,093,460
Green Bay, Wisconsin Water Systems Revenue Refunding & Improvements Bonds
   5.25% 11/1/22 (FSA)                                                                                 1,000,000          1,101,780
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund)
   6.00% 10/1/16                                                                                       1,000,000          1,135,450
                                                                                                                       ------------
                                                                                                                          4,420,360
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $116,860,247)                                                                               122,081,083
                                                                                                                       ============

Short-Term Investments - 5.88%
OVARIABLE RATE DEMAND NOTES- 5.88%
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
   (Newcourtland Elder Services Project) 2.90% 3/1/27                                                  5,500,000          5,500,000
Portland, Oregon Multifamily Housing Revenue (South Park Block Project)
   2.77% 12/1/11                                                                                       1,050,000          1,050,000
Westminster, Colorado Economic Development Authority Tax Increment Revenue
   (North Huron Urban Renewal Project) 3.00% 12/1/28                                                   1,000,000          1,000,000
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,550,000)                                                                            7,550,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 100.98%
   (cost $124,410,247)                                                                                                  129,631,083
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES)- (0.98%)                                                     (1,256,934)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 11,089,176 SHARES OUTSTANDING - 100.00%                                                       $128,374,149
                                                                                                                       ============

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT- Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

ss.Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
  oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

--------------------------------------------------------------------------------
NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Tax-Free Funds - Delaware Tax-Free USA Intermediate Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                       $124,410,247
                                                    ------------
Aggregate unrealized appreciation                      5,274,094
Aggregate unrealized depreciation                        (53,258)
                                                    ------------
Net unrealized appreciation                         $  5,220,836
                                                    ------------

For federal income tax purposes, at August 31, 2004, capital loss carryforwards of $591,678 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $295,023 expires in 2008, $290,864 expires in 2011 and $5,791 expires in 2012.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in a escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, there were no Rule 144A securities. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company (DMC) the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Tax Free
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Tax Free
         Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


DELAWARE GROUP TAX FREE FUND


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 1, 2005



         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 1, 2005